Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenue	R$ 2,875,913	R$ 2,329,057	R$ 1,719,371
Gross profit	1,766,100	1,469,505	1,067,071
Operating income	767,061	664,100	440,895
Finance income	110,642	102,042	64,566
Income before income taxes	429,582	428,433	273,462
Income taxes expenses	24,166	35,677	31,179
Net income	405,416	392,756	242,283
Operating segments [member]
IfrsStatementLineItems [Line Items]
External customer	2,875,913	2,329,057	1,719,371
Inter-segment
Net revenue	2,875,913	2,329,057	1,719,371
Cost of services	(1,109,813)	(859,552)	(652,300)
Gross profit	1,766,100	1,469,505	1,067,071
Selling, general and administrative expenses	(1,014,684)	(798,153)	(622,615)
Other expenses, net	15,645	(7,252)	(3,561)
Operating income	767,061	664,100	440,895
Finance income	110,642	102,042	64,566
Finance expenses	(457,616)	(349,893)	(243,796)
Share of income of associate	9,495	12,184	11,797
Income before income taxes	429,582	428,433	273,462
Income taxes expenses	(24,166)	(35,677)	(31,179)
Net income	405,416	392,756	242,283
Operating segments [member] | Undergrad [member]
IfrsStatementLineItems [Line Items]
External customer	2,511,018	2,037,889	1,498,408
Inter-segment
Net revenue	2,511,018	2,037,889	1,498,408
Cost of services	(997,973)	(763,185)	(554,995)
Gross profit	1,513,045	1,274,704	943,413
Operating segments [member] | Continuing Education [member]
IfrsStatementLineItems [Line Items]
External customer	146,827	108,806	72,983
Inter-segment
Net revenue	146,827	108,806	72,983
Cost of services	(62,792)	(56,554)	(50,773)
Gross profit	84,035	52,252	22,210
Operating segments [member] | Digital Services [member]
IfrsStatementLineItems [Line Items]
External customer	218,068	182,362	147,980
Inter-segment	11,217	7,622	3,978
Net revenue	229,285	189,984	151,958
Cost of services	(60,265)	(47,435)	(50,510)
Gross profit	169,020	142,549	101,448
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
External customer	2,875,913	2,329,057	1,719,371
Inter-segment	11,217	7,622	3,978
Net revenue	2,887,130	2,336,679	1,723,349
Cost of services	(1,121,030)	(867,174)	(656,278)
Gross profit	1,766,100	1,469,505	1,067,071
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
External customer
Inter-segment	(11,217)	(7,622)	(3,978)
Net revenue	(11,217)	(7,622)	(3,978)
Cost of services	11,217	7,622	3,978
Gross profit